Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Capital and reserves [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
The changes in incentive share options outstanding are summarized as follows:

	Weighted average exercise price	Number of shares issued or issuable on exercise	Amount

Balance – December 31, 2017	$2.06	6,546,666	$6,258

Stock options granted	$2.07	2,524,000	-
Share-based compensation expense	-	-	2,480
Options exercised	$0.77	(281,666)	(106)
Options forfeited or expired	$5.39	(1,050,167)	(3,163)

Balance – December 31, 2018	$1.66	7,738,833	$5,469

Balance – December 31, 2016	$2.48	6,175,995	$6,996

Stock options granted	$2.31	1,645,500	-
Share-based compensation expense	-	-	2,204
Options exercised	$1.28	(126,332)	(78)
Options forfeited or expired	$4.78	(1,148,497)	(2,864)

Balance – December 31, 2017	$2.06	6,546,666	$6,258

Disclosure of range of exercise prices of outstanding share options [text block]
Incentive share options outstanding and exercisable at December 31, 2018 are summarized as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Issuable on Exercise	Average Remaining Life (Years)	Average Exercise Price	Number of Shares Issuable on Exercise	Average Exercise Price

$0.60	35,000	0.96	$0.60	35,000	$0.60
$0.60	989,333	1.12	$0.60	989,333	$0.60
$0.84	1,422,500	2.12	$0.84	1,422,500	$0.84
$1.73	600,000	2.44	$1.73	600,000	$1.73
$1.75	42,000	3.63	$1.75	42,000	$1.75
$1.78	150,000	2.49	$1.78	150,000	$1.78
$1.93	60,000	4.36	$1.93	30,000	$1.93
$1.94	475,000	0.12	$1.94	475,000	$1.94
$2.07	1,834,000	4.08	$2.07	917,000	$2.07
$2.07	587,000	4.08	$2.07	-	$2.07
$2.32	1,544,000	3.09	$2.32	1,544,000	$2.32

	7,738,833	2.73	$1.66	6,204,833	$1.55

Warrants [Member]
Capital and reserves [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The changes in warrants outstanding are summarized as follows:

Expiry Date	Exercise Price	Balance at December 31, 2017	Issued	Exercised	Expired	Balance at December 31, 2018
May 17, 2018	$1.75	4,868,620	-	(1,106,451)	(3,762,169)	-
May 17, 2018	$1.49	60,900	-	(60,900)	-	-
May 30, 2019	$2.15	126,174	-	-	-	126,174
Feb 23, 2023	$2.25	-	1,000,000	-	-	1,000,000

		5,055,694	1,000,000	(1,167,351)	(3,762,169)	1,126,174

Restricted Share Units [Member]
Capital and reserves [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The changes in RSUs outstanding are summarized as follows:

	Number of shares issued or issuable on vesting	Amount

Balance – December 31, 2017	398,325	$401

RSUs granted	193,700	-
Share-based compensation expense recognized	-	467
RSUs vested	(318,036)	(497)

Balance – December 31, 2018	273,989	$371

Balance – December 31, 2016	452,950	$220

RSUs granted	235,000	-
Share-based compensation expense recognized	-	524
RSUs vested	(289,625)	(343)

Balance – December 31, 2017	398,325	$401